Document And Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Dec. 16, 2011	Mar. 31, 2011
Entity Registrant Name	Roebling Financial Corp, Inc.
Entity Central Index Key	0001293283
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 5.6
Entity Common Stock, Shares Outstanding		1,686,527
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Sep 30, 2011

CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (USD $)	Sep. 30, 2011	Sep. 30, 2010
Assets
Cash and due from banks	$ 747,508	$ 908,152
Interest-bearing deposits	3,080,866	5,110,630
Total cash and cash equivalents	3,828,374	6,018,782
Securities available for sale	42,817,596	40,592,885
Securities held to maturity; approximate fair value of $113,000 (2011) and $132,000 (2010), respectively	109,236	127,306
Loans receivable, net	108,615,855	111,967,100
Real estate owned	1,611,351	749,310
Accrued interest receivable	515,422	503,831
Federal Home Loan Bank of New York stock, at cost	545,300	745,500
Premises and equipment	3,158,720	3,223,924
Other assets	2,665,815	2,829,024
Total assets	163,867,669	166,757,662
Liabilities and stockholders' equity
Deposits	139,218,832	138,768,915
Borrowed funds	6,000,000	10,000,000
Advances from borrowers for taxes and insurance	525,300	455,803
Other liabilities	1,493,760	1,417,337
Total liabilities	147,237,892	150,642,055
Commitments and contingencies
Stockholders' equity
Serial preferred stock, par value $.10, authorized 5,000,000 shares, no shares issued	0	0
Common stock; par value $.10; 20,000,000 shares authorized and 1,718,473 shares issued	171,847	171,847
Additional paid-in-capital	10,313,756	10,348,052
Treasury stock, at cost; 31,946 shares	(190,398)	(190,398)
Unallocated employee stock ownership plan shares	(232,696)	(310,261)
Unallocated restricted stock plan shares	(87,280)	(93,041)
Deferred compensation obligation	284,760	239,893
Stock purchased for deferred compensation plan	(284,760)	(239,893)
Retained earnings - substantially restricted	5,941,578	5,502,021
Accumulated other comprehensive income (loss):
Unrealized gain on securities available for sale, net of tax	810,577	812,867
Defined benefit plan, net of tax	(97,607)	(125,480)
Total stockholders' equity	16,629,777	16,115,607
Total liabilities and stockholders' equity	$ 163,867,669	$ 166,757,662

CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parenthetical) (USD $)	Sep. 30, 2011	Sep. 30, 2010
Assets
Securities held to maturity, approximate fair value	$ 113,000	$ 132,000
Stockholders' equity
Serial preferred stock, par value (in dollars per share)	$ 0.1	$ 0.1
Serial preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Serial preferred stock, shares issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.1	$ 0.1
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, shares issued (in shares)	1,718,473	1,718,473
Treasury stock, shares (in shares)	31,946	31,946

CONSOLIDATED STATEMENTS OF INCOME (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Interest income:
Loans receivable	$ 5,585,487	$ 6,200,022
Securities	1,270,132	1,502,612
Other interest-earning assets	36,673	41,238
Total interest income	6,892,292	7,743,872
Interest expense:
Deposits	1,554,406	1,937,714
Borrowed funds	206,888	338,746
Total interest expense	1,761,294	2,276,460
Net interest income	5,130,998	5,467,412
Provision for loan losses	(150,000)	1,100,000
Net interest income after provision for loan losses	5,280,998	4,367,412
Non-interest income:
Loan fees	85,453	86,389
Account servicing and other	381,560	423,557
Gain on sale of loans	13,963	1,973
Total non-interest income	480,976	511,919
Non-interest expense:
Compensation and benefits	2,333,865	2,288,409
Occupancy and equipment	491,312	524,308
Service bureau and data processing	528,079	536,090
Federal deposit insurance premiums	270,891	318,736
Real estate owned expense, net	356,465	596,331
Other	1,087,403	1,041,395
Total non-interest expense	5,068,015	5,305,269
Income (loss) before income tax (benefit)	693,959	(425,938)
Income tax (benefit)	254,402	(200,938)
Net income (loss)	$ 439,557	$ (225,000)
Basic and diluted earnings (loss) per common share (in dollars per share)	$ 0.27	$ (0.14)
Weighted average shares outstanding - basic and diluted (in shares)	1,654,501	1,645,350

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income (loss)	$ 439,557	$ (225,000)
Other comprehensive income (loss):
Unrealized net holding gains (losses) on securities available for sale, net of tax (benefit) of $(1,523) and $9,840, respectively	(2,290)	14,797
Adjustment to minimum pension liability, net of tax of $18,535 and $6,329, respectively	27,873	9,517
Comprehensive income (loss)	$ 465,140	$ (200,686)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Other comprehensive income (loss):
Unrealized net holding gains on securities available for sale, tax effect	$ (1,523)	$ 9,840
Adjustment to minimum pension liability, tax effect	$ 18,535	$ 6,329

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Unallocated ESOP Shares [Member]	Unallocated RSP Shares [Member]	Deferred Compensation Obligation [Member]	Common Stock for Deferred Compensation [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Sep. 30, 2009	$ 171,847	$ 10,379,826	$ (190,398)	$ (387,826)	$ (96,374)	$ 187,121	$ (187,121)	$ 5,727,021	$ 663,073	$ 16,267,169
Net income (loss)	0	0	0	0	0	0	0	(225,000)	0	(225,000)
Amortization of ESOP shares	0	(38,154)	0	77,565	0	0	0	0	0	39,411
Change in unrealized gain (loss) on securities available for sale, net of tax	0	0	0	0	0	0	0	0	14,797	14,797
Deferred compensation plan	0	0	0	0	0	52,772	0	0	0	52,772
Common stock acquired for deferred compensation plan	0	0	0	0	0	0	(52,772)	0	0	(52,772)
Allocation of RSP shares	0	9,181	0	0	3,333	0	0	0	0	12,514
Tax expense of stock benefit plans	0	(2,801)	0	0	0	0	0	0	0	(2,801)
Adjustment to minimum pension liability, net of tax	0	0	0	0	0	0	0	0	9,517	9,517
Balance at Sep. 30, 2010	171,847	10,348,052	(190,398)	(310,261)	(93,041)	239,893	(239,893)	5,502,021	687,387	16,115,607
Net income (loss)	0	0	0	0	0	0	0	439,557	0	439,557
Amortization of ESOP shares	0	(36,171)	0	77,565	0	0	0	0	0	41,394
Change in unrealized gain (loss) on securities available for sale, net of tax	0	0	0	0	0	0	0	0	(2,290)	(2,290)
Deferred compensation plan	0	0	0	0	0	44,867	0	0	0	44,867
Common stock acquired for deferred compensation plan	0	0	0	0	0	0	(44,867)	0	0	(44,867)
Allocation of RSP shares	0	5,520	0	0	5,761	0	0	0	0	11,281
Tax expense of stock benefit plans	0	(3,645)	0	0	0	0	0	0	0	(3,645)
Adjustment to minimum pension liability, net of tax	0	0	0	0	0	0	0	0	27,873	27,873
Balance at Sep. 30, 2011	$ 171,847	$ 10,313,756	$ (190,398)	$ (232,696)	$ (87,280)	$ 284,760	$ (284,760)	$ 5,941,578	$ 712,970	$ 16,629,777

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net income (loss)	$ 439,557	$ (225,000)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	126,070	158,257
Amortization of premiums and discounts, net	43,794	54,976
Amortization of deferred loan fees and costs, net	19,809	18,566
Provision for loan losses	(150,000)	1,100,000
Provision for loss on real estate owned	309,236	482,385
Loss on sale of real estate owned	819	15,847
Origination of loans held for sale, net of repayments	(4,313,438)	(1,773,470)
Gain on sale of loans	(13,963)	(1,973)
Proceeds from sale of loans held for sale	4,833,001	1,269,843
Loss on disposition of premises and equipment	2,097	0
Decrease (increase) in other assets	111,397	(499,947)
(Increase) decrease in accrued interest receivable	(11,591)	105,382
Increase in other liabilities	103,698	30,303
Amortization/allocation of ESOP and RSP	52,675	51,925
Increase in deferred compensation stock obligation	44,867	52,772
Net cash provided by operating activities	1,598,028	839,866
Cash flows from investing activities:
Purchase of securities available for sale	(25,052,481)	(21,793,940)
Proceeds from payments and maturities of securities available for sale	22,780,182	22,588,519
Proceeds from payments and maturities of securities held to maturity	18,052	20,681
Proceeds from sale of loans	76,800	0
Loan payments (disbursements), net	851,427	5,155,965
Proceeds from sale of real estate owned	928,441	647,473
Redemption of Federal Home Loan Bank Stock	200,200	113,800
Purchase of premises and equipment	(62,963)	(88,847)
Net cash (used in) provided by investing activities	(260,342)	6,643,651
Cash flows from financing activities:
Net increase (decrease) in deposits	449,917	(2,449,170)
Net (decrease) increase in short-term borrowed funds	(3,000,000)	3,000,000
Repayment of long-term borrowed funds	(1,000,000)	(6,000,000)
Increase (decrease) in advance payments by borrowers for taxes and insurance	66,856	(37,080)
Purchase of common shares for deferred compensation plan	(44,867)	(52,772)
Net cash used in financing activities	(3,528,094)	(5,539,022)
Net (decrease) increase in cash and cash equivalents	(2,190,408)	1,944,495
Cash and cash equivalents - beginning	6,018,782	4,074,287
Cash and cash equivalents - ending	3,828,374	6,018,782
Supplemental Disclosures of Cash Flow Information
Interest on deposits and borrowed funds	1,762,913	2,277,140
Income taxes (refunds), net	161,493	(432,185)
Transfer to real estate owned	$ 2,100,537	$ 692,015

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a description of the more significant accounting policies used in preparation of the accompanying consolidated financial statements of Roebling Financial Corp, Inc. and Subsidiary (the “Company”).

Principles of Consolidation

The consolidated financial statements are comprised of the accounts of Roebling Financial Corp, Inc. and its wholly-owned subsidiary, Roebling Bank (the “Bank”).  All significant intercompany accounts and transactions have been eliminated in consolidation.

Basis of Consolidated Financial Statement Presentation

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America.  In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amount of assets and liabilities as of the date of the statement of financial condition and revenues and expenses for the period then ended.  Actual results could differ significantly from those estimates.  Material estimates that are particularly susceptible to significant changes in the near term relate to the determination of the allowance for loan losses, the valuation of foreclosed real estate and the assessment of prepayment risks associated with mortgage-backed securities.  Management believes that the allowance for loan losses considers all known and inherent losses, foreclosed real estate is appropriately valued and prepayment risks associated with mortgage-backed securities are properly recognized.  While management uses available information to recognize losses on loans and foreclosed real estate, future additions to the allowance for loan losses or further writedowns of foreclosed real estate may be necessary based on changes in economic conditions in the Company's market area.  Additionally, assessments of prepayment risks related to mortgage-backed securities are based upon current market conditions, which are subject to frequent change.

In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company's allowance for loan losses and foreclosed real estate.  Such agencies may require the Company to recognize additions to the allowance for loan losses or additional writedowns on foreclosed real estate based on their judgments about information available to them at the time of their examination.

Concentration of Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents, investment and mortgage-backed securities and loans. Cash and cash equivalents include amounts placed with highly rated financial institutions. Investment securities include securities backed by the U.S. Government and other highly rated instruments.  The Company's lending activity is concentrated in loans secured by real estate located in the State of New Jersey.  The Company's loan portfolio is predominantly made up of 1-to-4 family residential mortgage and home equity loans, the majority of which are secured by properties located in Burlington County.  These loans are secured by lien positions on the respective real estate properties and are subject to the Company's loan underwriting policies.  In general, the Company's loan portfolio performance is dependent upon the local economic conditions.

Interest-Rate Risk

The Company is principally engaged in the business of attracting deposits from the general public and using these deposits to make loans secured by real estate and, to a lesser extent, consumer and commercial loans and to purchase mortgage-backed and investment securities.  The potential for interest-rate risk exists as a result of the shorter duration of the Company's interest-sensitive liabilities compared to the generally longer duration of interest-sensitive assets.

In a rising interest rate environment, liabilities will generally reprice faster than assets, and there may be a reduction in the market value of long-term assets and net interest income.  For this reason, management regularly monitors the maturity and interest-rate structure of the Company's assets and liabilities in order to control its level of interest-rate risk and to plan for future volatility.

Cash and Cash Equivalents

Cash and cash equivalents include cash, amounts due from depository institutions, and interest-bearing accounts with original maturities of three months or less.

Investments and Mortgage-backed Securities

Debt securities over which there exists positive intent and ability to hold to maturity are classified as held-to-maturity securities and reported at amortized cost.  Debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and reported at fair value, with unrealized holding gains and losses included in earnings.  Debt and equity securities not classified as trading securities, nor as held-to-maturity securities, are classified as available-for-sale securities and reported at fair value, with unrealized holding gains or losses, net of deferred income taxes, reported in a separate component of stockholders' equity.

An individual security is considered impaired when the fair value of such security is less than its amortized cost. Management evaluates all securities with unrealized losses quarterly to determine if such impairments are temporary or “other-than-temporary” in accordance with applicable accounting guidance.  The Company accounts for temporary impairments based upon security classification as either available for sale or held to maturity.  Temporary impairments on available-for-sale securities are recognized on a tax-effected basis through other comprehensive income, with offsetting entries adjusting the carrying value of the securities and deferred income taxes.  Temporary impairments of held-to-maturity securities are not recognized in the consolidated financial statements.  Information concerning the amount and duration of impairments on securities is disclosed in the notes to the consolidated financial statements.

Other-than-temporary impairments on debt securities that the Company has decided to sell or will more likely than not be required to sell prior to the full recovery of their fair value at a level at, or exceeding, amortized cost are recognized in earnings.  Otherwise, the other-than-temporary impairment is bifurcated into credit related and non-credit-related components.  The credit-related impairment generally represents the amount by which the present value of the cash flows expected to be collected on a debt security falls below its amortized cost.  The non-credit-related component represents the remaining portion of the impairment not otherwise designated as credit-related.  Credit-related other-than-temporary impairments are recognized in earnings while non-credit-related other-than-temporary impairments are recognized, net of deferred income taxes, in other comprehensive income.

Premiums and discounts on all securities are amortized/accreted using the interest method.  Interest and dividend income on securities, which includes amortization of premiums and accretion of discounts, is recognized in the financial statements when earned.  The adjusted cost basis of an identified security sold or called is used for determining security gains and losses recognized in the statements of income.

Loans and Allowance for Loan Losses

Loans receivable are stated at unpaid principal balances, less the allowance for loan losses and net deferred loan origination fees and discounts.

Loan fees and certain direct loan origination costs are deferred, and the net fee or cost is recognized as an adjustment to interest income using the interest method over the contractual life of the loans, adjusted for prepayments.

An allowance for loan losses is maintained at a level considered necessary to provide for loan losses based upon the evaluation of known and inherent losses in the loan portfolio.  Management of the Company, in determining the allowance for loan losses, considers the credit risks inherent in its loan portfolio and changes in the nature and volume of its loan activities, along with the general economic and real estate market conditions.  The Company utilizes a two tier approach: (1) identification of impaired loans and establishment of specific loss allowances on such loans; and (2) establishment of general valuation allowances on the remainder of its loan portfolio.  The

Loans and Allowance for Loan Losses (Cont'd)

Company maintains a loan review system which allows for a periodic review of its loan portfolio and the early identification of impaired problem loans.  Such system takes into consideration, among other things, delinquency status, size of loans, type of collateral and financial condition of the borrowers.  A loan is deemed to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. All loans identified as impaired are evaluated independently. The Company does not aggregate such loans for evaluation purposes. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent. General valuation allowances are based upon a combination of factors including, but not limited to, actual loan loss experience, composition of the loan portfolio, loan classification, current economic conditions and management's judgment.

Regardless of the extent of the analysis of customer performance, portfolio evaluations, trends or risk management processes established, certain inherent, but undetected losses are probable within the loan portfolio. This is due to several factors including inherent delays in obtaining information regarding a customer's financial condition or changes in condition, the judgmental nature of individual loan evaluations, collateral assessments and the interpretation of economic trends, and the sensitivity of assumptions utilized to establish allocated allowances for homogeneous groups of loans, among other factors. An unallocated allowance is maintained to recognize the existence of these exposures. These other credit risk factors are regularly reviewed and revised by management where conditions indicate that the estimates initially applied are different from actual results.

The Company accounts for its transfers and servicing of financial assets in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 860, Transfers and Servicing. Transfers of financial assets for which the Company has surrendered control of the financial assets are accounted for as sales to the extent that consideration other than beneficial interests in the transferred assets is received in exchange. Retained interests in a sale or securitization of financial assets are measured at the date of transfer by allocating the previous carrying amount between the assets transferred and based on their relative estimated fair values. The fair values of retained servicing rights and any other retained interests are determined based on the present value of expected future cash flows associated with those interests and by reference to market prices for similar assets. There were no transfers of financial assets to related or affiliated parties. As of September 30, 2011 and 2010, the Company has not recorded mortgage servicing assets due to the immateriality of the amount that would have been capitalized based upon the limited amount of assets serviced by the Company.

Uncollected interest on loans that are contractually past due is charged off, or an allowance is established based on management's periodic evaluation.  The allowance is established by a charge to interest income and income is subsequently recognized only to the extent that cash payments are received until, in management's judgment, the borrower's ability to make periodic interest and principal payments is reestablished, in which case the loan is returned to accrual status.  At a minimum, an allowance is generally established for all interest payments that are more than 90 days delinquent.

Federal Home Loan Bank of New York Stock

As a member of the Federal Home Loan Bank of New York (“FHLB”), the Bank is required to acquire and hold shares of FHLB stock.  The holding requirement varies based on certain activities, primarily mortgage-related assets and borrowings, with the FHLB.  The investment in FHLB stock is carried at cost.  The Bank conducts a periodic review and evaluation of FHLB stock to determine if any impairment exists.  Management has determined that no other-than-temporary impairment existed as of, and for the years ended, September 30, 2011 and 2010.

Premises and Equipment

Land is carried at cost.  Premises and equipment are carried at cost less accumulated depreciation and amortization.  Significant renovations and additions are capitalized.  When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in income for the period.  The cost of maintenance and repairs is charged to expense as incurred.  The Company computes depreciation on a straight-line basis over the estimated useful lives of the assets.

Real Estate Owned

Real estate properties acquired through, or in lieu of, loan foreclosure are initially recorded at the lower of cost or fair value less estimated costs to sell at the date of foreclosure.  Costs relating to development and improvement of property are capitalized, whereas costs relating to the holding of property are expensed.  Subsequent valuations are periodically performed by management, and an allowance for losses is established by a charge to operations if the carrying value of a property exceeds its fair value less estimated selling cost.  Gains and losses from sale of these properties are recognized as they occur.  Income from operating properties is recorded in operations as earned.

Income Taxes

Federal and state income taxes have been provided on the basis of reported income.  Deferred income taxes are provided for certain items in income and expense which enter into the determination of income for financial reporting purposes in different periods than for income tax purposes.

Effective October 1, 2007, the Company adopted the provisions of ASC Topic 740, “Income Taxes,” concerning accounting for uncertainty in income taxes. The provisions provide clarification on accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with ASC Topic 740. The provisions prescribe a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, and also provide guidance on derecognizing, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company recognized no adjustment for unrecognized income tax benefits for the years ended September 30, 2011 or 2010. The Company's policy is to recognize interest and penalties on unrecognized tax benefits in income tax expense in the consolidated statement of income. The Company did not recognize any interest and penalties for the years ended September 30, 2011 or 2010. The tax years subject to examination by the taxing authorities are the years ended September 30, 2011, 2010, 2009 and 2008.

Accounting for Stock-Based Compensation

The Company accounts for stock-based compensation under ASC Topic 718, which requires compensation costs related to share-based payments transactions to be recognized in the financial statements over the period the employee provides service in exchange for the reward.

Earnings Per Share

Basic earnings per share is computed by dividing net income for the year by the weighted average number of shares of common stock outstanding, adjusted for unearned shares of the Employee Stock Ownership Plan (“ESOP”).  Diluted earnings per share is computed by adjusting the weighted average number of shares of common stock outstanding to include the effect of outstanding stock options and compensation grants, if dilutive, using the treasury stock method.

Earnings Per Share (Cont'd)

The following is a summary of the Company's earnings per share calculations:

	Year Ended
	September 30,
	2011	2010

Net income (loss)	$439,557	$(225,000)

Weighted average common shares
outstanding for computation of
basic EPS (1)	1,654,501	1,645,350

Common-equivalent shares due to
the dilutive effect of stock options
and RSP awards	-	-

Weighted-average common shares
for computation of diluted EPS	1,654,501	1,645,350

Earnings (loss) per common share:
Basic	$0.27	$(0.14)
Diluted	$0.27	$(0.14)

(1) Excludes unallocated ESOP shares

Reclassifications

Certain prior period amounts have been reclassified to conform to the current period presentation.

Subsequent Events

The Company has considered whether any events or transactions occurring after September 30, 2011 would require recognition or disclosure in the financial statements as of or for the year ended September 30, 2011. The evaluation was conducted through the date these financial statements were issued.  No such subsequent events were identified.

SECURITIES AVAILABLE FOR SALE	12 Months Ended
Sep. 30, 2010
SECURITIES AVAILABLE FOR SALE [Abstract]
SECURITIES AVAILABLE FOR SALE

  2.  SECURITIES AVAILABLE FOR SALE

	September 30, 2011
	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

Investment Securities
U.S. Government and Agency Securities:
Due after one year through five years	$8,000,000	$120,410	$-	$8,120,410
Due after five years through ten years	10,997,704	58,196	930	11,054,970

Marketable Equity Securities	2,888	-	2,792	96

Mortgage-backed Securities:
GNMA	3,364,585	113,185	-	3,477,770
FHLMC	11,182,541	652,588	450	11,834,679
FNMA	7,920,265	409,406	-	8,329,671

	$41,467,983	$1,353,785	$4,172	$42,817,596

	September 30, 2010
	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

Investment Securities
U.S. Government and Agency Securities:
Due after one year through five years	$4,000,000	$33,440	$-	$4,033,440
Due after five years through ten years	10,748,648	55,347	2,810	10,801,185

Marketable Equity Securities	2,888	-	2,780	108

Mortgage-backed Securities:
GNMA	3,154,034	94,307	-	3,248,341
FHLMC	11,347,975	724,496	-	12,072,471
FNMA	9,985,915	451,425	-	10,437,340

	$39,239,460	$1,359,015	$5,590	$40,592,885

Securities available for sale with a carrying value of approximately $1,962,000 and $2,561,000, as of September 30, 2011 and 2010, respectively, are pledged as security for deposits of governmental entities under the provisions of the Governmental Unit Deposit Protection Act (GUDPA). Securities with a carrying value of approximately $16,196,000 and $17,379,000 are pledged as collateral for Federal Home Loan Bank advances as of September 30, 2011 and 2010, respectively. In addition, securities with a carrying value of approximately $1,035,000 and $1,006,000 are pledged as collateral to the Federal Reserve Bank as of September 30, 2011 and 2010, respectively.

Provided below is a summary of securities available for sale which were in an unrealized loss position at September 30, 2011 and 2010.  Approximately $2,800 or 67% and $2,800 or 50% of the unrealized loss, as of September 30, 2011 and 2010, respectively, was comprised of securities in a continuous loss position for twelve months or more.  The Company has the ability and intent to hold these securities until such time as the value recovers or the securities mature.

	September 30, 2011
	Under One Year		One Year or More

		Gross		Gross
	Estimated	Unrealized	Estimated	Unrealized
	Fair Value	Loss	Fair Value	Loss

U.S. Government and Agency Securities	$999,070	$930	$-	$-

Marketable Equity Securities	-	-	96	2,792

Mortgage-backed securities	1,026,552	450	-	-

Total available for sale	$2,025,622	$1,380	$96	$2,792

	September 30, 2010
	Under One Year		One Year or More

		Gross		Gross
	Estimated	Unrealized	Estimated	Unrealized
	Fair Value	Loss	Fair Value	Loss

U.S. Government and Agency Securities	$1,997,190	$2,810	$-	$-

Marketable Equity Securities	-	-	108	2,780

Total available for sale	$1,997,190	$2,810	$108	$2,780

SECURITIES HELD TO MATURITY	12 Months Ended
Sep. 30, 2010
SECURITIES HELD TO MATURITY [Abstract]
SECURITIES HELD TO MATURITY
  3.  SECURITIES HELD TO MATURITY

	September 30, 2011
	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

Mortgage-backed Securities:
GNMA	$20,391	$774	$-	$21,165
FHLMC	49,426	2,108	-	51,534
FNMA	39,419	542	-	39,961

	$109,236	$3,424	$-	$112,660

	September 30, 2010
	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

Mortgage-backed Securities:
GNMA	$22,120	$700	$-	$22,820
FHLMC	54,018	2,268	21	56,265
FNMA	51,168	2,223	-	53,391

	$127,306	$5,191	$21	$132,476

Securities held to maturity with a carrying value of approximately $16,000 and $17,000 are pledged as collateral for Federal Home Loan Bank advances as of September 30, 2011 and 2010, respectively.

LOANS RECEIVABLE, NET	12 Months Ended
Sep. 30, 2010
LOANS RECEIVABLE, NET [Abstract]
LOANS RECEIVABLE, NET
4.  LOANS RECEIVABLE, NET

	September 30,
	2011	2010

Mortgage loans:
One-to-four family residential	$63,231,593	$61,113,082
Multi-family residential	2,880,208	2,993,818
Commercial real estate	15,925,799	18,935,564
Construction and land	369,918	2,814,368

	82,407,518	85,856,832

Consumer and other loans:
Home equity	26,922,786	28,250,278
Other consumer	233,174	356,837
Commercial	546,116	742,973

	27,702,076	29,350,088

Total loans	110,109,594	115,206,920

Less:
Loans in process	227,500	57,503
Net deferred loan origination fees (costs)	(38,261)	(25,534)
Allowance for loan losses	1,304,500	3,207,851

	1,493,739	3,239,820

	$108,615,855	$111,967,100

The activity with respect to loans to directors, officers and associates of such persons is as follows:

	Year Ended
	September 30,
	2011	2010

Balance - beginning	$696,485	$755,288
Loan disbursements	288,887	45,014
Collection of principal	(233,169)	(103,817)
Other changes	(48,000)	-

Balance - ending	$704,203	$696,485

Activity in the allowance for loan losses is summarized as follows:

	Year Ended
	September 30,
	2011	2010

Balance - beginning	$3,207,851	$2,919,597
Provision for loan losses	(150,000)	1,100,000
Charge-offs	(2,091,934)	(812,229)
Recoveries	338,583	483

Balance - ending	$1,304,500	$3,207,851

The Company has segmented its loans into three portfolio segments of residential, commercial purpose and consumer. It has further disaggregated these segments into additional classes of loans. The residential portfolio segment includes loans to consumers, secured by one-to-four family residential properties that are generally owner-occupied. This portfolio segment includes two classes, mortgage loans and home equity loans. Commercial purpose loans are one segment and one class of receivable. These are loans made to individuals and businesses for business purposes. They are generally collateralized by commercial real estate, residential properties (one-to-four or multifamily), land or business assets, and may be provided for permanent or construction financing. The consumer portfolio segment includes non-mortgage loans to individuals for consumer purposes. They are further categorized into three classes, including account loans, unsecured loans and other loans. The following table reflects the aging and accrual status of our loan portfolio by portfolio segment and class as of September 30, 2011:

	Past Due					Total
	30-59	60-89	90+			Loans	Non-	90+ and
	Days	Days	Days	Total	Current	Receivable	Accrual	Accruing
				(In thousands)
Residential:
Mortgage	$36	$-	$209	$245	$55,882	$56,127	$209	$-
Home equity	91	72	140	303	26,620	26,923	140	-
Commercial purpose	-	-	526	526	26,073	26,599	335	191
Consumer:
Account loans	-	-	-	-	47	47	-	-
Unsecured	-	-	-	-	79	79	-	-
Other	36	-	-	36	71	107	-	-
	$163	$72	$875	$1,110	$108,772	$109,882	$684	$191

Additional interest income that would have been recognized on non-accrual loans, had the loans been current and performing in accordance with the original terms of their contracts, totaled approximately $222,000 and $337,000 for the years ended September 30, 2011 and 2010, respectively.

One of the primary methods we use as an indicator of the credit quality of our residential and commercial purpose portfolios is the regulatory classification system. For the consumer portfolio segment, payment performance is our primary indicator of credit quality. The following table reflects the credit quality indicators by portfolio segment and class, as of September 30, 2011:

	Residential		Commercial
	Mortgage	Home Equity	Purpose
	(In thousands)

Pass	$54,389	$26,590	$16,896
Special Mention	1,493	193	4,374
Substandard	245	140	5,116
Doubtful	-	-	-
Loss	-	-	213
Total	$56,127	$26,923	$26,599

	Consumer
	Account
	Loans	Unsecured	Other
	(In thousands)

Performing	$47	$79	$107
Non-performing	-	-	-
Total	$47	$79	$107

Information about impaired loans, by portfolio segment and class as of September 30, 2011, is as follows:

				For the Year Ended
	As of September 30, 2011			September 30, 2011
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In thousands)

With no related allowance:
Residential
Mortgage	$-	$-	$-	$22	$-
Home equity	140	140	-	85	-
Commercial purpose	1,441	1,441	-	1,150	35
	1,581	1,581	-	1,257	35

With a related allowance:
Residential
Mortgage	-	-	-	300	-
Home equity	-	-	-	-	-
Commercial purpose	507	507	213	2,700	7
	507	507	213	3,000	7

Total:
Residential
Mortgage	-	-	-	322	-
Home equity	140	140	-	85	-
Commercial purpose	1,948	1,948	213	3,850	42
Total impaired	$2,088	$2,088	$213	$4,257	$42

As of September 30, 2010, impaired loans had outstanding balances of $5.1 million, with valuation allowances of $1.9 million. $4.3 million had associated valuation allowances of $1.9 million, while $769,000 in impaired loans had no valuation allowance. The average balance of impaired loans outstanding and income recognized on impaired loans for the year ended September 30, 2010 was $4.8 million and $26,000, respectively.

An analysis of the allowance for loan losses and the related loans receivable at or for the year ended September 30, 2011, is as follows:

		Commercial
	Residential	Purpose	Consumer	Unallocated	Total
	(In thousands)
Allowance for loan losses:

Beginning balance	$484	$2,664	$18	$42	$3,208
Provision for loan losses	(161)	(35)	(15)	61	(150)
Charge-offs	(107)	(1,985)	-	-	(2,092)
Recoveries	-	338	-	-	338
Ending Balance	$216	$982	$3	$103	$1,304

Ending balance, allowance for loan losses:

Loans individually evaluated for impairment	$-	$213	$-	$-	$213
Loans collectively evaluated for impairment	216	769	3	103	1,091
Total	$216	$982	$3	$103	$1,304

Related loan receivable balance:

Loans individually evaluated for impairment	$140	$1,948	$-		$2,088
Loans collectively evaluated for impairment	82,910	24,651	233		107,794
Total	$83,050	$26,599	$233		$109,882

REAL ESTATE OWNED	12 Months Ended
Sep. 30, 2010
REAL ESTATE OWNED [Abstract]
REAL ESTATE OWNED
  5. REAL ESTATE OWNED

	September 30,
	2011	2010

Real estate acquired in settlement of loans	$2,060,558	$1,135,410
Allowance for losses	(449,207)	(386,100)

	$1,611,351	$749,310
Activity in the allowance for losses is summarized as follows:

	Year Ended
	September 30,
	2011	2010

Balance - beginning	$386,100	$187,500
Provision for losses	309,236	482,385
Charge-offs	(246,129)	(283,785)

Balance - ending	$449,207	$386,100

Real estate owned expense is summarized as follows:
	Year Ended
	September 30,
	2011	2010

Provision for losses	$309,236	$482,385
Net loss on sale	819	15,847
Carrying costs, net of rental income	46,410	98,099

	$356,465	$596,331

ACCRUED INTEREST RECEIVABLE	12 Months Ended
Sep. 30, 2010
ACCRUED INTEREST RECEIVABLE [Abstract]
ACCRUED INTEREST RECEIVABLE	6. ACCRUED INTEREST RECEIVABLE
	September 30,
	2011	2010

Loans receivable	$360,697	$363,320
Mortgage-backed securities	71,049	88,878
Investment securities	83,676	51,633

	$515,422	$503,831

PREMISES AND EQUIPMENT	12 Months Ended
Sep. 30, 2010
PREMISES AND EQUIPMENT [Abstract]
PREMISES AND EQUIPMENT
  7.  PREMISES AND EQUIPMENT

	September 30,
	2011	2010

Land	$1,423,262	$1,423,262
Buildings and improvements	2,823,756	2,819,385
Furniture, fixtures and equipment	1,178,469	1,150,138

	5,425,487	5,392,785

Less accumulated depreciation	2,266,767	2,168,861

	$3,158,720	$3,223,924
Useful lives generally used in the calculation of depreciation are as follows:

Buildings                                                                                                              25 to 50 years
Paving and other building related additions                                                        5 to 10 years
Furniture and equipment                                                                                       3 to 10 years

Future minimum rental payments for the Westampton office, which is leased, are as follows:

	September 30,
	2011	2010

2011	$-	$81,420
2012	81,420	81,420
2013	81,420	81,420
2014	81,420	81,420
2015	6,785	6,785

	$251,045	$332,465

Total rent expense for the years ended September 30, 2011 and 2010, including property taxes and common area maintenance, amounted to $102,000 and $102,000, respectively.

LOAN SERVICING	12 Months Ended
Sep. 30, 2010
Loan Servicing Disclosure [Abstract]
LOAN SERVICING
 8.  LOAN SERVICING

Loans serviced for others are not included in the accompanying consolidated statements of financial condition.  The unpaid principal balances of these loans are summarized as follows:

	September 30,
	2011	2010

Loan portfolios
serviced for:
FNMA	$12,678,230	$9,628,298
Other	2,093,115	2,226,950

	$14,771,345	$11,855,248

Custodial escrow balances maintained in connection with loan servicing totaled approximately $125,000 and $97,000, at September 30, 2011 and 2010, respectively.

DEPOSITS	12 Months Ended
Sep. 30, 2010
Deposits [Abstract]
DEPOSITS
  9.  DEPOSITS

	September 30,
	2011		2010
	Weighted		Weighted
	Average		Average
	Rate	Amount	Rate	Amount

Non-interest-bearing deposits	0.00%	$20,943,427	0.00%	$18,572,819
Interest-bearing checking accounts	0.23%	7,578,426	0.19%	7,034,127
Money market accounts	0.64%	27,137,727	0.83%	26,413,581
Savings accounts	0.13%	19,836,145	0.23%	18,246,608
Certificates of deposits	1.91%	63,723,107	2.17%	68,501,780

Total deposits	1.03%	$139,218,832	1.27%	$138,768,915

Deposit accounts with balances of $100,000 or more totaled approximately $46,589,000 and $44,396,000 at September 30, 2011 and 2010, respectively.

Scheduled maturities of certificates of deposit are as follows:
	September 30,
	2011	2010
	(In thousands)

1 year or less	$38,793	$42,746
Over 1 year to 3 years	17,561	13,440
Over 3 years	7,369	12,316

	$63,723	$68,502

Interest expense on deposits is summarized as follows:
	Year Ended
	September 30,
	2011	2010

Interest-bearing checking accounts	$17,141	$13,831
Money market accounts	210,465	245,043
Savings accounts	36,592	53,356
Certificates of deposit	1,290,208	1,625,484

Total	$1,554,406	$1,937,714

BORROWED FUNDS	12 Months Ended
Sep. 30, 2010
BORROWED FUNDS [Abstract]
BORROWED FUNDS
10.  BORROWED FUNDS

The Company has available overnight borrowings with the Federal Home Loan Bank of New York ("FHLB") totaling 30% of assets at September 30, 2011 and 2010, subject to the terms and conditions of the lender's overnight advance program. There were no overnight borrowings as of September 30, 2011. As of September 30, 2010, the Company had $3.0 million in overnight advances at a rate of .41%.

At September 30, 2011 and 2010, fixed rate advances have contractual maturities as follows:

	September 30, 2011		September 30, 2010
		Weighted		Weighted
		Average		Average
	Amount	Rate	Amount	Rate

Due by September 30,

2011	$-	-	$1,000,000	2.83%
2012	1,000,000	2.93%	1,000,000	2.93%
2013	3,000,000	3.23%	3,000,000	3.23%
2014	2,000,000	3.57%	2,000,000	3.57%

	$6,000,000	3.29%	$7,000,000	3.23%

At September 30, 2011 and 2010, the FHLB borrowings were secured by pledges of the Company's investment in the capital stock of the FHLB totaling $545,300 and $745,500 and mortgage-backed and other securities with a carrying value of approximately $16.2 million and $17.4 million, respectively.

INCOME TAXES	12 Months Ended
Sep. 30, 2010
INCOME TAXES [Abstract]
INCOME TAXES
11.  INCOME TAXES

The Bank qualifies as a savings institution under the provisions of the Internal Revenue Code and was therefore, prior to September 30, 1996, permitted to deduct from taxable income an allowance for bad debts based upon eight percent of taxable income before such deduction, less certain adjustments.  Retained earnings, at September 30, 2011 and 2010, include approximately $306,000 of such bad debt, which, in accordance with ASC Topic 740, Income Taxes, is considered a permanent difference between the book and income tax basis of loans receivable, and for which income taxes have not been provided.  If such amount is used for purposes other than for bad debt losses, including distributions in liquidation, it will be subject to income tax at the then current rate.

The components of income taxes are summarized as follows:

	Year Ended
	September 30,
	2011	2010

Current tax expense (benefit):
Federal	$(136,827)	$164,964
State	285	58,297

	(136,542)	223,261

Deferred tax expense (benefit):
Federal	333,928	(322,584)
State	57,016	(101,615)

	390,944	(424,199)

Total income tax expense (benefit)	$254,402	$(200,938)

The provision for income taxes differs from that computed at the federal statutory rate of 34% as follows:

	Year Ended
	September 30,
	2011	2010

Tax expense (benefit) at federal statutory rates	$235,946	$(144,819)

Increase in tax expense (benefit) resulting from:
State taxes, net of federal tax effect	37,819	(28,590)
Other items	(19,363)	(27,529)

	$254,402	$(200,938)

The following temporary differences gave rise to deferred tax assets and liabilities:

	September 30,
	2011	2010

Deferred tax assets:
Allowance for loan and REO losses	$545,226	$1,380,343
Net oeprating loss carryforward	508,786	-
Pension liabilities	342,282	327,694
Deferred compensation	229,680	179,576
Uncollected interest	17,426	152,580
Depreciation	134,096	121,129
Other, net	17,572	20,816

Total deferred tax assets	1,795,068	2,182,138

Deferred tax liabilities:
Net unrealized gain on securities available for sale	539,035	540,558
Deferred loan origination costs	85,178	82,352
Prepaid expenses	52,833	33,250

Total deferred tax liabilities	677,046	656,160

Net deferred tax asset included in other assets	$1,118,022	$1,525,978

The realizability of the deferred tax asset is dependent upon a variety of factors, including the generation of future taxable income.  The Company believes that it is more likely than not that the Company will realize the benefits of the deferred tax assets.  At September 30, 2011, the Company has federal and state net operating loss carryforwards of $1.2 million and $1.7 million, respectively, that expire in 2031.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2010
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
12.  COMMITMENTS AND CONTINGENCIES

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers and to reduce its own exposure to fluctuations in interest rates.  These financial instruments include commitments to extend credit.  Those instruments involve, to varying degrees, elements of credit and interest-rate risk in excess of the amount recognized in the statements of financial condition.  The contract or notional amounts of those instruments reflect the extent of the Company's involvement in particular classes of financial instruments.

The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual notional amount of those instruments.  The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

With the exception of letters of credit, the Company does not require collateral or other security to support financial instruments with credit risk, unless noted otherwise.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.  The Company has approved lines of credit unused but accessible to borrowers totaling $13.0 million and $12.5 million, at September 30, 2011 and 2010, respectively.

At September 30, 2011 and 2010, the Company had $4.0 million and $5.2 million in outstanding commitments to fund loans. There were $1.1 million and $1.3 million in outstanding commitments to sell loans at September 30, 2011 and 2010, respectively. There were no outstanding commercial letters of credit or commitments to purchase or sell investment securities at September 30, 2011 or 2010.

The Bank also has, in the normal course of business, commitments for services and supplies.  Management does not anticipate any losses on any of these commitments.

REGULATORY CAPITAL	12 Months Ended
Sep. 30, 2010
Regulatory Capital Disclosure [Abstract]
REGULATORY CAPITAL
13.  REGULATORY CAPITAL

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory, and possible additional discretionary, actions by regulators, that if undertaken could have a direct material effect on the Bank's financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities, and certain off-balance-sheet items, as calculated under regulatory accounting practices.  The Bank's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios of tangible and core capital (as defined in the regulations) to total assets and of total risk-based capital (as defined) to risk-weighted assets (as defined).  Management believes, as of September 30, 2011, that the Bank meets all capital adequacy requirements to which it is subject.

The following table presents a reconciliation of capital per GAAP and regulatory capital at the dates indicated (in thousands):

		September 30,
		2011	2010

GAAP capital		$14,831	$14,324
Add (subtract):	Unrealized gain on securities available for sale	(811)	(813)
	Disallowed deferred tax assets	(249)	-
	Adjustment to record funded status of pension	98	125

Core and tangible capital		13,869	13,636
Add: Allowable allowance for loan losses		1,091	1,250

Total risk-based capital		$14,960	$14,886

The Bank's actual capital amounts and ratios are presented in the following table:

					To be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
	(Dollars in thousands)

As of September 30, 2011
Tangible capital	$13,869	8.55%	$2,434	1.50%	$	N/A	-
Tier 1 (core) capital	13,869	8.55%	6,491	4.00%		8,113	5.00%
Risk-based capital:
Tier 1	13,869	14.40%	3,852	4.00%		5,778	6.00%
Total	14,960	15.53%	7,704	8.00%		9,630	10.00%

As of September 30, 2010
Tangible capital	$13,636	8.24%	$2,481	1.50%	$	N/A	-
Tier 1 (core) capital	13,636	8.24%	6,616	4.00%		8,270	5.00%
Risk-based capital:
Tier 1	13,636	13.65%	3,997	4.00%		5,995	6.00%
Total	14,886	14.90%	7,994	8.00%		9,992	10.00%

As of September 30, 2011, the Bank met all regulatory requirements for classification as a well-capitalized institution.

BENEFIT PLANS	12 Months Ended
Sep. 30, 2010
BENEFIT PLANS [Abstract]
BENEFIT PLANS
14. BENEFIT PLANS

Deferred Compensation Plan

The Company maintains a deferred compensation plan for both the directors and employees.

The directors' arrangement is an individual contract between the Company and each participating director and can be terminated at any time.  Directors may participate at their own discretion.  The Company may secure the deferred compensation agreement by purchasing an investment grade life insurance contract on each participating director.  The Company is the owner and beneficiary of each contract.  The use of the investment grade insurance contracts as the funding source of the program allows the Company to take advantage of preferential tax treatment provided to insurance contracts qualified under IRS Sections 101 and 7702.  Alternatively, amounts deferred may be invested in common stock of the Company or credited with an earnings rate of one percent over prime.

The employees' arrangement meets the requirements of Sections 401(a) and 401(k) of the Internal Revenue Code.  Employees generally become eligible when they have attained age 21.  Each participant may elect to have his compensation reduced by up to the maximum amount allowed by law.  The reduction is contributed to the plan. No Company contribution was made in 2011 or 2010. All participants become 100% vested upon entering the plan.

Directors Consultation and Retirement Plan

The Company maintains a Directors Consultation and Retirement Plan ("DRP") to provide retirement benefits to directors of the Company who are not officers or employees ("Outside Directors").  Any director who has served as an Outside Director shall be a participant in the DRP, and payments under the DRP commence once the Outside Director retires as a director of the Company.  The DRP provides a retirement benefit based on the number of years of service to the Company.  Outside Directors who have completed not less than 12 years of service shall receive a

Directors Consultation and Retirement Plan (Cont'd)

benefit equal to (50%) + 2.889% times the number of years of service in excess of 12, multiplied by the average monthly board fee in effect at the time of retirement.  The maximum benefit shall be 85% of such monthly board fee.  Benefits shall be paid for 120 months to the retired directors, a surviving spouse, or the director's estate.  The DRP is an unfunded nonqualified pension plan, which is not anticipated to ever hold assets for investment.  Any contributions made to the DRP will be used to immediately pay DRP benefits as they come due.

The Company follows the guidance of ASC Topic 715, Compensation - Retirement Benefits. Topic 715 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan as an asset or liability in its statement of financial position and to recognize changes in that funded status through comprehensive income in the year in which the changes occur.

The following table summarizes changes in the DRP's projected benefit obligation, assets and funded status:

	At or for the Year Ending
	September 30,
	2011	2010

Change in benefit obligation:

Benefit obligation at beginning of year	$820,466	$742,145
Service cost	20,224	23,352
Interest cost	41,544	42,672
Actuarial (gain) loss	(25,244)	12,297

Benefit obligation at end of year	856,990	820,466

Change in plan assets:

Market value of assets - beginning	-	-
Employer contributions	-	-
Annuity payments	-	-

Market value of assets - ending	-	-

Funded status and accrued plan cost
included in other liabilities at end of year	$(856,990)	$(820,466)

Amounts recognized in accumulated other comprehensive loss in the statements of financial condition:

	September 30,
	2011	2010

Net loss	$99,248	$131,688
Prior service cost	63,268	77,236

	$162,516	$208,924

Pension benefits expected to be paid for the fiscal years ending September 30 are $9,225 in 2012, $26,166 in 2013, $48,241 in 2014, $54,855 in 2015, $61,031 in 2016, and a total of $438,026 in 2017-2021.  These amounts are based on the same assumptions used to measure the benefit obligation at September 30, 2011 and include estimated future service.

Directors Consultation and Retirement Plan (Cont'd)

	Year Ended
	September 30,
	2011	2010
Components of net periodic benefit cost:
Service cost	$20,224	$23,352
Interest cost	41,544	42,672
Amortization of unrecognized loss	7,196	6,920
Amortization of unrecognized past service liability	13,968	21,224

Net periodic benefit cost included in
compensation and benefits expense	82,932	94,168

Changes in benefit obligation recognized in other
comprehensive (income) loss:
Net (gain) loss	(25,244)	12,297
Amortization of loss	(7,196)	(6,920)
Amortization of prior service cost	(13,968)	(21,224)

Benefit obligation recognized in other
comprehensive income	(46,408)	(15,847)

Total recognized in net periodic benefit cost
and other comprehensive (income) loss	$36,524	$78,321

For the year ended September 30, 2012, $2,100 of net loss and $13,968 of past service liability currently included in other comprehensive loss is expected to be recognized as a component of net periodic pension cost.

A discount rate of 5.125% and 5.75% was assumed in the plan valuation for the years ended September 30, 2011 and 2010, respectively, while a discount rate of 4.75% and 5.125% was used to determine the benefit obligation at September 30, 2011 and 2010, respectively. The rate of increase in future compensation levels was 4.5% for 2011 and 2010.

Stock Option Plan

The Company has stock option plans (“Plans”) which authorize the issuance of up to 168,746 shares upon the exercise of stock options that may be awarded to officers, directors, key employees, and other persons providing services to the Company.  Shares issued on the exercise of options may be authorized but unissued shares, treasury shares or shares acquired on the open market.  The options granted under the Plans constitute either Incentive Stock Options or Non-Incentive Stock Options.  The options are granted at an exercise price equal to the fair market value of the Company's common stock on the date of grant and expire not more than 10 years after the date of grant.  At September 30, 2011, there were 16,434 shares remaining for future option awards.

Stock Option Plan (Cont'd)

The following table summarizes activity under the Plans for the years ended September 30, 2011 and 2010:

	Year Ended September 30,
	2011		2010
		Weighted		Weighted
		Average		Average
	Number	Exercise	Number	Exercise
	of Shares	Price	of Shares	Price

Outstanding at beginning of period	103,242	$11.283	106,242	$11.323
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	(3,000)	12.725

Outstanding at end of period	103,242	$11.283	103,242	$11.283

Options exercisable at period end	103,242		103,242

The following table summarizes all stock options outstanding as of September 30, 2011, all of which are exercisable:

		Weighted Average
Number	Exercise	Remaining
of Shares	Price	Contractual Life

54,642	$10.000	4.3 years
48,600	12.725	4.9 years

103,242	$11.283	4.6 years

No stock option expense was recorded in fiscal 2011 or 2010 because all options were fully vested.

Restricted Stock Plan

The Company has restricted stock plans (“Plans”) which provide for the award of shares of restricted stock to directors, officers and employees.  The Plans provide for the purchase of 67,496 shares of common stock in the open market to fund such awards.  All of the Common Stock to be purchased by the Plans is purchased at the fair market value on the date of purchase.  Awards under the Plans are made in recognition of expected future services to the Company by its directors, officers, and key employees responsible for implementation of the policies adopted by the Company's Board of Directors and as a means of providing a further retention incentive.  Compensation expense on Plan shares is recognized over the vesting periods based on the market value of the stock on the date of grant.  Recipients of awards receive compensation payments equal to dividends paid prior to the date of vesting within 30 days of each dividend payment date.  As of September 30, 2011, there were 21,404 shares remaining for future awards.  Compensation expense for the Plans was approximately $14,000 and $18,000 for the years ended September 30, 2011 and 2010, respectively, resulting in a tax benefit of $6,000 and $7,000, respectively.

Restricted Stock Plan (Cont'd)

The following table summarizes changes in unvested shares:

	Year Ended September 30,
	2011		2010
		Weighted		Weighted
		Average		Average
	Number	Grant Date	Number	Grant Date
	of Shares	Fair Value	of Shares	Fair Value

Unvested share awards at
beginning of period	4,912	$7.665	8,431	$7.968
Granted	-	-	-	-
Vested	(2,116)	8.613	(2,518)	8.786
Forfeited	-	-	(1,001)	7.398

Unvested share awards at end of period	2,796	$6.948	4,912	$7.665

No shares were awarded during the years ended, September 30, 2011 or 2010. As of September 30, 2011, there is $10,000 of unrecognized Plan compensation expense, which will be recognized over a weighted average period of seven months.

Employee Stock Ownership Plan

Effective upon the consummation of the Bank's initial stock offering, an Employee Stock Ownership Plan (“ESOP”) was established for all eligible employees who have completed a twelve-month period of employment with the Bank and at least 1,000 hours of service, and have attained the age of 21.  The ESOP used $156,800 in proceeds from a term loan to purchase 62,149 shares of Bank common stock during the stock offering.  In fiscal 2004, the ESOP purchased 72,861 shares of common stock in the second-step conversion with the proceeds of a $776,000 loan from the Company, which has a 10-year term and an interest rate of 4.75%.  $47,000 of the proceeds were used to payoff the prior outstanding debt.

Shares purchased with the loan proceeds were initially pledged as collateral for the loans and are held in a suspense account for future allocation among participants.  Contributions to the ESOP and shares released from the suspense account are in an amount proportional to the loan repayment. Shares are allocated among the participants on the basis of compensation, as described by the Plan, in the year of allocation.

The ESOP is accounted for in accordance with ASC Topic 718.  The ESOP shares pledged as collateral are reported as unallocated ESOP shares in the statements of financial condition.  As shares are committed to be released from collateral, the Bank reports compensation expense equal to the current market price of the shares, and the shares become outstanding for basic net income per common share computations.  ESOP compensation expense was approximately $41,000 and $39,000 for the years ended September 30, 2011 and 2010, respectively.

Employee Stock Ownership Plan (Cont'd)

The ESOP shares are as follows:
	Year Ended
	September 30,
	2011	2010

Allocated shares	90,682	84,295
Unreleased shares	27,452	36,602

Total ESOP shares	118,134	120,897

Fair value of unreleased shares	$98,825	$151,898

Employment Agreements

The Bank has employment agreements (the “Agreements”) with its Chief Executive Officer and Chief Financial Officer, each for a one-year term subject to an annual extension for an additional year on each anniversary date.  Under the Agreements, their employment may be terminated by the Bank with or without “just cause” as defined in the Agreement.  If the Bank terminates their employment without just cause, they will be entitled to a continuation of salary from the date of termination through the remaining term of the Agreement, but in no event for a period of less than six months thereafter.  The Agreements also provide for payments in the event of termination of employment in connection with a change in control.  The Chief Executive Officer has provided notice of his retirement, effective November 1, 2011, at the end of his current one-year term.

 Directors Change in Control Severance Plan

On May 8, 2008 the Company adopted a Directors Change in Control Severance Plan (the “Plan”) for non-employee members of the Board of Directors.  The Plan provides for a severance benefit payment to directors upon their termination of service as a director following a change in control or within two years thereafter.

FAIR VALUE MEASUREMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Sep. 30, 2010
FAIR VALUE MEASUREMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE MEASUREMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS
15.  FAIR VALUE MEASUREMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

A.  Fair Value Measurements

On October 1, 2008, the Company adopted the FASB's guidance on fair value measurements, codified into ASC Topic 820, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The guidance applies to other accounting pronouncements that require or permit fair value measurements.  ASC Topic 820 clarifies that fair value is the exit price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants, rather than an entry price that would be paid to acquire an asset or liability. It also establishes a fair value hierarchy that distinguishes between  assumptions developed based on market data obtained from independent sources (observable inputs), and assumptions developed based on the best information available in the circumstances (unobservable inputs).  The fair value hierarchy levels are summarized as follows:

Level 1:	Quoted prices in active markets for identical assets or liabilities.

Level 2:	Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; or observable market data.

Level 3:	Unobservable inputs where there is little, if any, market activity and that are developed based on the best information available under the circumstances.

Determination of the appropriate level within the fair value hierarchy is based on the lowest level input that is significant to the fair value measurement.

Assets and liabilities measured at fair value on a recurring basis, segregated by fair value hierarchy level, are summarized as follows:

	Level 1	Level 2	Level 3	Total
	(In thousands)

September 30, 2011
Securities available for sale:
U.S. government and agency securities	$-	$19,175	$-	$19,175
Mortgage-backed securities	-	23,642	-	23,642

September 30, 2010
Securities available for sale:
U.S. government and agency securities	$-	$14,835	$-	$14,835
Mortgage-backed securities	-	25,758	-	25,758

Assets and liabilities measured at fair value on a non-recurring basis, segregated by fair value hierarchy level, are summarized below:

	Level 1	Level 2	Level 3	Total
	(In thousands)

September 30, 2011
Impaired loans	$-	$-	$293	$293
Real estate owned	-	-	1,611	1,611

September 30, 2010
Impaired loans	$-	$-	$2,400	$2,400
Real estate owned	-	-	749	749

A loan is deemed to be impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Loan impairment is measured based on discounted cash flows or collateral value. If a valuation adjustment is required, a specific allowance is established, with a transfer from the general valuation allowance.  Impaired loans are reviewed and evaluated on at least a quarterly basis for additional impairment and adjusted accordingly.

Real estate owned represents properties that have been acquired in foreclosure or by deed-in-lieu of foreclosure. The assets are written down to fair value less estimated costs to sell at the time of foreclosure. Fair value is based on the appraised value, which may be adjusted based on management's review and market conditions. Subsequent valuations are periodically performed and if the value has declined, an allowance would be established with a charge to operations.  Additional impairments on REO properties of approximately $309,000 and $482,000 were recorded for the years ended September 30, 2011 and 2010, respectively, as a provision for REO losses.

B.  Fair Value Disclosures

The following methods and assumptions were used by the Company in estimating fair values of financial instruments at September 30, 2011 and 2010:

Cash and Cash Equivalents and Certificates of Deposit

The carrying amounts of cash and short-term instruments approximate their fair value.

Investment and Mortgage-Backed Securities

Fair values for securities, excluding restricted equity securities, are based on quoted market prices.  The carrying values of restricted equity securities approximate fair values.

Loans Receivable

For variable-rate loans that reprice frequently and have no significant change in credit risk, fair values are based on carrying values.  Fair values for certain mortgage loans and other consumer loans are based on quoted market prices of similar loans sold in conjunction with securitization transactions, adjusted for differences in loan characteristics.  Fair values for commercial real estate and commercial loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality.  Fair values for impaired loans are estimated using discounted cash flow analyses or underlying collateral values, where applicable.

Deposit Liabilities

The fair value of demand deposits, savings deposits and money market accounts are the amounts payable on demand.  The fair values of certificates of deposit are based on the discounted value of contractual cash flows.  The discount rate was estimated using the rate currently offered for deposits of similar remaining maturities.

Short-Term Borrowings

The carrying amounts of federal funds purchased, and other short-term borrowings maturing within 90 days approximate their fair values.  Fair values of other short-term borrowings are estimated using discounted cash flow analyses based on the Company's current incremental borrowing rates for similar types of borrowing arrangements.

Long-Term Debt

The fair value of long-term debt is estimated using discounted cash flow analysis based on the current incremental borrowing rates for similar types of borrowing arrangements.

Accrued Interest Receivable

The carrying amounts of accrued interest approximate their fair values.

Federal Home Loan Bank of New York Stock

Federal Home Loan Bank of New York stock is valued at cost.

B.  Fair Value Disclosures (Cont'd)

Off-Balance-Sheet Instruments

In the ordinary course of business the Company has entered into off-balance-sheet financial instruments consisting of commitments to extend credit.  Such financial instruments are recorded in the financial statements when they are funded. Their fair value would approximate fees currently charged to enter into similar agreements.

The carrying values and estimated fair values of financial instruments are as follows (in thousands):

	September 30, 2011		September 30, 2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

Financial Assets

Cash and cash equivalents	$3,828	$3,828	$6,019	$6,019
Securities available for sale	42,818	42,818	40,593	40,593
Securities held to maturity	109	113	127	132
Loans receivable	108,616	112,976	111,967	118,333
Accrued interest receivable	515	515	504	504
FHLB stock	545	545	746	746

Financial Liabilities

Deposits	139,219	141,293	138,769	141,321
Borrowed funds	6,000	6,274	10,000	10,412

The fair value estimates are made at a discrete point in time based on relevant market information and information about the financial instruments.  Fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors.  These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision.  Changes in assumptions could significantly affect the estimates.  Further, the foregoing estimates may not reflect the actual amount that could be realized if all or substantially all of the financial instruments were offered for sale.

In addition, the fair value estimates were based on existing on-and-off balance sheet financial instruments without attempting to value the anticipated future business and the value of assets and liabilities that are not considered financial instruments.  Other significant assets and liabilities that are not considered financial assets and liabilities include real estate owned, premises and equipment, and advances from borrowers for taxes and insurance.  In addition, the tax ramifications related to the realization of the unrealized gains and losses have a significant effect on fair value estimates and have not been considered in any of the estimates.

Finally, reasonable comparability between financial institutions may not be likely due to the wide range of permitted valuation techniques and numerous estimates which must be made given the absence of active secondary markets for many of the financial instruments.  The lack of uniform valuation methodologies introduces a greater degree of subjectivity to these estimated fair values.

SUPERVISORY AGREEMENT	12 Months Ended
Sep. 30, 2010
Supervisory Agreement Disclosure [Abstract]
SUPERVISORY AGREEMENT
16.  SUPERVISORY AGREEMENT

On June 17, 2009, the Bank entered into a supervisory agreement with the Office of Thrift Supervision (“OTS”), the Bank's primary federal regulator at that time, which restricts the Bank's ability to engage in certain lending activities and requires the Bank to take various corrective actions.  As a result of the supervisory agreement, the Bank became subject to certain regulations, which limit future asset growth and increase the Bank's supervisory expenses.

The supervisory agreement prohibits the Bank from making non-residential real estate loans, commercial loans, construction loans and loans secured by non-owner-occupied residential property (“investor loans”) or purchasing any loan participation without the prior written non-objection except for loans originated pursuant to legally binding commitments existing as of March 31, 2009, renewals or modifications of loans of $500,000 or less secured by properties in the Bank's local lending area and originations of one-to-four family construction loans secured by property in the Bank's local lending area under binding sale contracts to an owner-occupant with permanent financing.  The agreement further required the Bank to adopt a plan for reducing its concentrations in non-residential real estate loans, investor loans, participation loans and construction loans and for reducing criticized assets.  In addition, the Bank was also required to adopt a new loan loss allowance policy and correct loan underwriting and credit administration weakness cited in the most recent examination report.  Finally, the agreement prohibits the Bank from taking brokered deposits without prior regulatory approval.  The supervisory agreement will remain in effect until modified, suspended or terminated by the regulator.

As a result of the supervisory agreement, the Bank has also become subject to certain regulations that prohibit it from increasing its total assets during any quarter in excess of an amount equal to net interest credited on deposits for the quarter without regulatory approval.  The Bank will also be assessed at a higher rate for examinations and supervision as well as for federal deposit insurance.

RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Sep. 30, 2010
RECENT ACCOUNTING PRONOUNCEMENTS [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS
17.  RECENT ACCOUNTING PRONOUNCEMENTS

In January, 2010, the FASB issued Accounting Standards Update (“ASU”) No. 2010-06, Fair Value Measurements and Disclosures (Topic 820) (“Update”).  The Update requires new disclosures about transfers in and out of Levels 1 and 2 and separate disclosures for Level 3 purchases, sales, issuances and settlements (gross rather than net).  The Update also clarifies existing disclosures for each class of assets and liabilities and disclosures about the valuation techniques and input methods used in Level 2 and 3 measurements.  The Update is effective for interim and annual periods beginning after December 15, 2009, except for the Level 3 disclosures about purchases, sales, issuances and settlements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.

In July, 2010, the FASB issued ASU No. 2010-20, Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses (“Update”).  The Update provides for additional disclosures to be used to assess an entity's credit risk exposures and evaluate the adequacy of its allowance for credit losses.  Existing disclosures will be expanded on a disaggregated basis, by portfolio segment and class of financing receivable.  Additional disclosures will be required for financing receivables, such as aging of receivables and information on troubled debt restructurings.  For public entities, the disclosures as of the end of a reporting period are effective for interim and annual periods ending on or after December 15, 2010.  The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning on or after December 15, 2010.

In January, 2011 the FASB issued Accounting Standards Update (“ASU”) No. 2011-01, Receivables (Topic 310):  Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20.  Under the effective date in ASU 2010-20, public-entity creditors would have provided disclosures about troubled debt restructurings for periods beginning on or after December 15, 2010. In 2011-01, the new disclosures were anticipated to be effective for interim and annual periods ending after June 15, 2011.  ASU 2011-01 does not defer the effective date of the other disclosure requirements of ASU 2010-20.

In April, 2011, the FASB issued ASU No. 2011-02, Receivables (Topic 310): A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring.  This update provides additional guidance to help creditors in determining whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for purposes of determining whether a restructuring constitutes a troubled debt restructuring.  It also provides for disclosure of previously deferred information for interim and annual periods beginning on or after June 15, 2011.

In May, 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.  The amendments in this update result in common fair value measurement and disclosure requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”) and change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, it is not intended for the amendments to result in a change in the application of the requirements in Topic 820.  Some of the amendments clarify the intent about the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.  The amendments are to be applied prospectively and are effective during interim and annual periods beginning after December 15, 2011.